Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	€ 742,773	€ 385,542
Trade receivables	33,943	23,812
Contract assets	40,617	23,775
Other assets and prepayments	31,161	15,018
Income tax receivables	1,548	1,661
Total current assets	850,042	449,808
Non-current assets
Property and equipment	35,923	33,983
Intangible assets and goodwill	808,472	346,069
Equity-accounted investees	8,445	9,884
Other financial assets and other non-current assets	41,331	95,055
Deferred tax assets	26,908	22,218
Total non-current assets	921,079	507,209
Total assets	1,771,121	957,017
Current liabilities
Loans and borrowings	6,086	8,040
Trade payables	150,012	131,469
Other liabilities	59,992	37,733
Contract liabilities	22,956	14,976
Income tax liabilities	14,190	7,535
Total current liabilities	253,236	199,753
Non-current liabilities
Loans and borrowings	429,264	430,639
Trade payables	320,428	146,157
Other non-current liabilities	7,081	10,682
Deferred tax liabilities	25,478	5,654
Total non-current liabilities	782,251	593,132
Total liabilities	1,035,487	792,885
Ordinary shares	27,297	302
Participation certificates		161
Treasury shares		(1,970)
Additional paid-in capital	606,057	99,896
Retained earnings	89,693	68,027
Other reserves	15,776	859
Equity attributable to owners of the Company	738,823	167,275
Non-controlling interest	(3,189)	(3,143)
Total equity	735,634	164,132
Total liabilities and equity	€ 1,771,121	€ 957,017